Financial instruments - Reconciliation (Details) € in Thousands	9 Months Ended
Sep. 30, 2023 EUR (€)
Changes in fair value measurement, liabilities
(Gains)/losses from revaluation recognized in income statement	€ (325)
(Gains)/losses from foreign currency translation	(9)
Level Three | Anzu Note, due January 2028
Changes in fair value measurement, liabilities
Beginning balance	0
Addition	535
(Gains)/losses from revaluation recognized in income statement	325
(Gains)/losses from foreign currency translation	9
Ending balance	€ 869